S000001471 [Member] Investment Objectives and Goals - BATS SERIES S	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BATS: Series S Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: Series S Portfolio (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.